Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Total Payments
Total	$ 1,690,000	$ 1,060,000	$ 2,750,000
Maracs Menchen Mine
Total	$ 1,690,000	$ 1,060,000	$ 2,750,000